UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-06179
                                                    ----------------------------

             FLAHERTY & CRUMRINE PREFERRED INCOME FUND INCORPORATED
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                      301 E. Colorado Boulevard, Suite 720
                               PASADENA, CA 91101
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Donald F. Crumrine
                            Flaherty & Crumrine Inc.
                      301 E. Colorado Boulevard, Suite 720
                               PASADENA, CA 91101
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 626-795-7300
                                                           -------------

                   Date of fiscal year end: NOVEMBER 30, 2005
                                           ------------------

                   Date of reporting period: FEBRUARY 28, 2005
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

--------------------------------------------------------------------------------
                          Flaherty & Crumrine Preferred Income Fund Incorporated
                                                        PORTFOLIO OF INVESTMENTS
                                                   FEBRUARY 28, 2005 (UNAUDITED)
                           -----------------------------------------------------


SHARES/$ PAR                                                                                                VALUE
------------                                                                                               -------
PREFERRED SECURITIES -- 92.6%
               BANKING -- 25.0%
------------------------------------------------------------------------------------------------------------------------------------
               ABN AMRO North America, Inc.:
       3,625     6.46% Pfd., 144A**** ...........................................................  $      3,745,948*
       4,500     6.59% Pfd., 144A**** ...........................................................         4,687,560*
         400   BancWest Capital I, 9.50% Pfd. 12/01/30 ..........................................            10,420(1)
$    750,000   Barnett Capital II, 7.95% 12/01/26 Capital Security ..............................           822,214
$  1,500,000   BT Preferred Capital Trust II, 7.875% 02/25/27 Capital Security ..................         1,639,042(1)
$    250,000   Chase Capital I, 7.67% 12/01/26 Capital Security .................................           271,486
               Citigroup, Inc.:
     113,427     5.864% Pfd., Series M ..........................................................         5,844,893*
       9,876     6.213% Pfd., Series G ..........................................................           516,070*
      26,200     6.231% Pfd., Series H ..........................................................         1,379,692*
      65,350     6.365% Pfd., Series F ..........................................................         3,469,431*
               Cobank, ACB:
      50,000     7.00% Pfd., 144A**** ...........................................................         2,778,750*
      75,000     Adj. Rate Pfd., 144A**** .......................................................         4,227,750*
$    500,000   Comerica (Imperial) Capital Trust I, 9.98% 12/31/26 Capital Security, Series B ...           584,522
$  2,250,000   First Hawaiian Capital I, 8.343% 07/01/27 Capital Security, Series B .............         2,498,344(1)
$  1,500,000   First Union Capital II, 7.95% 11/15/29 Capital Security ..........................         1,890,188
$    906,000   First Union Institutional Capital I, 8.04% 12/01/26 Capital Security .............           994,172
$  1,820,000   First Union Institutional Capital II, 7.85% 01/01/27 Capital Security ............         1,985,101
$  7,820,000   GreenPoint Capital Trust I, 9.10% 06/01/27 Capital Security ......................         8,839,220
$  2,500,000   HBOS Capital Funding LP, 6.85% Pfd. ..............................................         2,638,613(1)
      34,200   HSBC USA, Inc., $2.8575 Pfd. .....................................................         1,749,501*
      37,500   J.P. Morgan Chase & Co., 6.625% Pfd., Series H ...................................         1,933,875*
$    270,000   Keycorp Institutional Capital B, 8.25% 12/15/26 Capital Security .................           297,100
$    674,000   NB Capital Trust II, 7.83% 12/15/26 Capital Security .............................           737,990
$  1,700,000   RBS Capital Trust B, 6.80% Pfd. ..................................................         1,784,176**(1)
      16,500   Regions Financial Trust I, 8.00% Pfd. ............................................           432,713
$  2,635,000   Republic New York Capital II, 7.53% 12/04/26 Capital Security ....................         2,848,369(1)
          10   Roslyn Real Estate, 8.95% Pfd., Pvt., Series C, 144A**** .........................         1,079,875
$  1,200,000   Wachovia Capital Trust V, 7.965% 06/01/27 Capital Security, 144A**** .............         1,325,124
       7,500   Wachovia Preferred Funding, 7.25% Pfd., Series A .................................           217,350
-------------------------------------------------------------------------------------------------------------------
                                                                                                         61,229,489
                                                                                                   ----------------
               FINANCIAL SERVICES -- 14.5%
------------------------------------------------------------------------------------------------------------------------------------
               The Bear Stearns Companies, Inc.:
      63,100     5.49% Pfd., Series G ...........................................................         3,171,090*
      49,040     5.72% Pfd., Series F ...........................................................         2,558,662*

--------------------------------------------------------------------------------
Flaherty & Crumrine Preferred Income Fund Incorporated
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2005 (UNAUDITED)
------------------------------------------------------



SHARES/$ PAR                                                                                                VALUE
------------                                                                                               -------
PREFERRED SECURITIES -- (CONTINUED)
               FINANCIAL SERVICES -- (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
               Fannie Mae:
      60,000     4.75% Pfd., Series M ...........................................................  $      2,516,400*
     120,000     Adj. Rate Pfd. .................................................................         6,756,000*
               Freddie Mac:
       6,975     5.00% Pfd., Series F ...........................................................           308,121*
      28,350     5.30% Pfd ......................................................................         1,327,489*
               Lehman Brothers Holdings, Inc.:
      68,280     5.67% Pfd., Series D ...........................................................         3,493,205*
     154,475     5.94% Pfd., Series C ...........................................................         7,926,112*
      15,000     6.50% Pfd., Series F ...........................................................           401,325*
     123,805   SLM Corporation, 6.97% Pfd., Series A ............................................         7,025,934*
-------------------------------------------------------------------------------------------------------------------
                                                                                                         35,484,338
                                                                                                   ----------------
               INSURANCE -- 8.4%
------------------------------------------------------------------------------------------------------------------------------------
$  2,000,000   AON Capital Trust A, 8.205% 01/01/27 Capital Security ............................         2,290,780
      21,000   Everest Re Capital Trust II, 6.20% Pfd. Series B .................................           515,550(1)
$  5,150,000   MMI Capital Trust I, 7.625% 12/15/27 Capital Security, Series B ..................         5,814,144
          18   Premium Assets, Series A, Zurich RegCaPS Variable Inverse Pfd., Pvt. .............         2,049,026*
$  4,000,000   Provident Financing Trust I, 7.405% 03/15/38 Capital Security ....................         3,858,100
       7,000   St. Paul Capital Trust I, 7.60% Pfd. .............................................           184,030
               Zurich RegCaPS Funding Trust:
       2,850     6.01% Pfd., 144A**** ...........................................................         2,889,629*
       2,950     6.58% Pfd., 144A**** ...........................................................         3,116,277*
-------------------------------------------------------------------------------------------------------------------
                                                                                                         20,717,536
                                                                                                   ----------------
               UTILITIES -- 37.7%
------------------------------------------------------------------------------------------------------------------------------------
               Alabama Power Company:
         300     4.52% Pfd. .....................................................................            27,918*
       5,734     4.72% Pfd. .....................................................................           557,201*
     111,600     5.20% Pfd. .....................................................................         2,797,812*
     275,000     5.30% Pfd. .....................................................................         7,026,250*
      10,000   Baltimore Gas & Electric Company, 6.70% Pfd., Series 1993 ........................         1,044,050*
               Central Hudson Gas & Electric Corporation:
       5,000     4.35% Pfd., Series D, Pvt. .....................................................           424,625*
         900     4.96% Pfd., Series E, Pvt. .....................................................            83,947*
      10,000   Central Illinois Light Company, 4.64% Pfd. .......................................           938,050*
      11,000   Central Illinois Public Service Corporation, 4.90% Pfd. ..........................         1,057,705*
      16,679   Central Vermont Public Service Corporation, 8.30% Sinking Fund Pfd., Pvt. ........         1,734,533*

--------------------------------------------------------------------------------
                          Flaherty & Crumrine Preferred Income Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                   FEBRUARY 28, 2005 (UNAUDITED)
                          ------------------------------------------------------



SHARES/$ PAR                                                                                                VALUE
------------                                                                                               -------
PREFERRED SECURITIES -- (CONTINUED)
               UTILITIES -- (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
               Connecticut Light & Power Company:
       2,024     4.50% Pfd., Pvt. ...............................................................  $         83,419*
       9,300     5.28% Pfd. .....................................................................           453,840*
       1,905     6.56% Pfd., Series 1968 ........................................................            98,603*
      15,778     $3.24 Pfd. .....................................................................           828,108*
       2,100   Consolidated Edison Company of New York, 4.65% Pfd., Series C ....................           196,381*
       2,886   Dayton Power and Light Company, 3.90% Pfd., Series C .............................           212,511*
               Duke Energy Corporation:
       4,556     4.50% Pfd., Series C, Pvt. .....................................................           400,655*
         519     7.04% Pfd., Series Y ...........................................................            53,569*
      30,762     7.85% Pfd., Series S ...........................................................         3,188,635*
               Duquesne Light Company:
       7,675     4.10% Pfd. .....................................................................           284,167*
       6,330     4.15% Pfd. .....................................................................           237,217*
         910     4.20% Pfd. .....................................................................            34,512*
      25,775     6.50% Pfd. .....................................................................         1,407,444*
       5,490     $2.10 Pfd., Series A ...........................................................           208,208*
       5,000   Energy East Capital Trust I, 8.25% Pfd.                                                      131,975
               Entergy Arkansas, Inc.:
       5,574     7.32% Pfd. .....................................................................           581,898*
      11,350     7.40% Pfd. .....................................................................         1,180,911*
       5,030     7.80% Pfd. .....................................................................           526,113*
       3,822     7.88% Pfd. .....................................................................           398,883*
      30,266     $1.96 Pfd. .....................................................................           757,407*
       4,555   Entergy Gulf States, Inc., 7.56% Pfd. ............................................           463,790*
               Entergy Louisiana, Inc.:
         260     7.84% Pfd. .....................................................................            27,187*
     106,138     8.00% Pfd., Series 92 ..........................................................         2,677,331*
               Entergy Mississippi, Inc.:
       5,000     4.92% Pfd. .....................................................................           427,250*
       8,600     7.44% Pfd. .....................................................................           891,218*
      10,800   Enterprise Capital Trust I, 7.44% Pfd., Series A .................................           274,590
               Florida Power Company:
      17,769     4.58% Pfd. .....................................................................         1,608,805*
       5,157     4.60% Pfd. .....................................................................           466,605*
      18,535     4.75% Pfd. .....................................................................         1,731,725*
      50,000   Georgia Power Capital Trust  V, 7.125% Pfd. ......................................         1,331,250
       2,010   Great Plains Energy, Inc., 4.50% Pfd. ............................................           163,433*
$  3,500,000   Houston Light & Power, Capital Trust II, 8.257%, 02/01/37 Capital Security .......         3,840,217

--------------------------------------------------------------------------------
Flaherty & Crumrine Preferred Income Fund Incorporated
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2005 (UNAUDITED)
------------------------------------------------------



SHARES/$ PAR                                                                                                VALUE
------------                                                                                               -------
PREFERRED SECURITIES -- (CONTINUED)
               UTILITIES -- (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
      32,650   Indianapolis Power & Light Company, 5.65% Pfd. ...................................  $      3,108,770*
     384,000   Interstate Power & Light Company, 8.375% Pfd., Series B ..........................        12,963,840*
      14,250   Narragansett Electric Company, 4.64% Pfd. ........................................           658,136*
               Northern Indiana Public Service Company:
       3,905     7.44% Pfd. .....................................................................           399,228*
       7,465     Adj. Rate Pfd., Series A .......................................................           379,222*
       6,170   Ohio Edison Company, 4.44% Pfd. ..................................................           498,783*
               Pacific Enterprises:
      27,430     $4.50 Pfd. .....................................................................         2,464,860*
      10,000     $4.75 Pfd., Series 53 ..........................................................           948,500*
               PacifiCorp:
         451     5.40% Pfd. .....................................................................            47,964*
       1,225     $4.56 Pfd. .....................................................................           110,011*
      14,542     $4.72 Pfd. .....................................................................         1,351,752*
      14,388     $7.48 Sinking Fund Pfd. ........................................................         1,540,379*
       5,000   PECO Energy Company, $4.40 Pfd., Series C ........................................           406,850*
         790   Pennsylvania Power Company, 7.75% Pfd. ...........................................            80,197*
      11,194   Portland General Electric, 7.75% Sinking Fund Pfd. ...............................         1,134,232*
       5,000   PPL Electric Utilities Corporation, 6.75% Pfd. ...................................           522,775*
      10,000   Public Service Company of New Mexico, 4.58% Pfd., Series 1965 ....................           789,600*
               San Diego Gas & Electric Company:
       1,200     4.40% Pfd. .....................................................................            21,192*
         700     4.50% Pfd. .....................................................................            12,645*
      67,000     $1.70 Pfd. .....................................................................         1,746,020*
      18,750     $1.7625 Sinking Fund Pfd. ......................................................           483,844*
     125,000   Savannah Electric & Power Company, 6.00% Pfd. ....................................         3,248,750*
               South Carolina Electric & Gas Company:
      25,373     5.125% Purchase Fund Pfd., Pvt. ................................................         1,305,695*
       6,703     6.00% Purchase Fund Pfd., Pvt. .................................................           341,652*
      54,100   Southern California Edison, 4.08% Pfd. ...........................................         1,054,138*
      75,000   Southern Union Company, 7.55% Pfd. ...............................................         2,072,625*
$    750,000   TXU Electric Capital V, 8.175% 01/30/37 Capital Security .........................           825,244
               TXU US Holdings Company:
      10,000     $4.00 Pfd., Series TES .........................................................           745,750*
       5,700     $4.00 Pfd., Series TPL .........................................................           425,077*
       1,000     $4.84 Pfd. .....................................................................            90,230*
               Union Electric Company:
      14,150     4.56% Pfd. .....................................................................         1,309,158*
       4,000     $7.64 Pfd. .....................................................................           417,580*

--------------------------------------------------------------------------------
                          Flaherty & Crumrine Preferred Income Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                   FEBRUARY 28, 2005 (UNAUDITED)
                          ------------------------------------------------------



SHARES/$ PAR                                                                                                VALUE
------------                                                                                               -------
PREFERRED SECURITIES -- (CONTINUED)
               UTILITIES -- (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
      12,500   Virginia Electric & Power Company, $7.05 Pfd. ....................................  $      1,289,500*
               Wisconsin Power & Light Company:
       1,220     4.50% Pfd. .....................................................................           111,978*
         394     4.80% Pfd. .....................................................................            38,184*
      13,000     6.20% Pfd. .....................................................................         1,334,255*
               Xcel Energy, Inc.:
      16,030     $4.08 Pfd., Series B ...........................................................         1,237,516*
      26,200     $4.10 Pfd., Series C ...........................................................         2,032,596*
      22,000     $4.11 Pfd., Series D ...........................................................         1,710,830*
      17,750     $4.16 Pfd., Series E ...........................................................         1,397,191*
      10,000     $4.56 Pfd., Series G ...........................................................           862,850*
-------------------------------------------------------------------------------------------------------------------
                                                                                                         92,379,547
                                                                                                   ----------------
               OIL AND GAS -- 4.4%
------------------------------------------------------------------------------------------------------------------------------------
      17,200   Anadarko Petroleum Corporation, 5.46% Pfd. .......................................         1,764,720*
       7,000   Apache Corporation, 5.68% Pfd., Series B .........................................           730,450*
       8,000   Devon Energy Corporation, 6.49% Pfd., Series A ...................................           847,360*
       5,985   EOG Resources, Inc., 7.195% Pfd., Series B .......................................         6,386,953*
      10,000   Lasmo America Limited, 8.15% Pfd., 144A**** ......................................         1,104,650*
-------------------------------------------------------------------------------------------------------------------
                                                                                                         10,834,133
                                                                                                   ----------------
               REAL ESTATE INVESTMENT TRUST (REIT) -- 0.9%
------------------------------------------------------------------------------------------------------------------------------------
      40,000   Realty Income Corporation, 7.375%, Pfd., REIT, Series D ..........................         1,067,800
      40,000   Regency Centers Corporation, 7.25% Pfd., REIT ....................................         1,041,400
-------------------------------------------------------------------------------------------------------------------
                                                                                                          2,109,200
                                                                                                   ----------------
               MISCELLANEOUS INDUSTRIES -- 1.7%
------------------------------------------------------------------------------------------------------------------------------------
      13,600   E.I. Du Pont de Nemours and Company, $4.50 Pfd., Series B ........................         1,269,220*
      36,200   Farmland Industries, Inc., 8.00% Pfd., 144A**** ..................................            18,100*+
      33,250   Ocean Spray Cranberries, Inc., 6.25% Pfd., 144A**** ..............................         2,796,491*
      26,000   Touch America Holdings, $6.875 Pfd. ..............................................                --*+
-------------------------------------------------------------------------------------------------------------------
                                                                                                          4,083,811
                                                                                                   ----------------
               TOTAL PREFERRED SECURITIES
                 (Cost $204,979,528) ............................................................       226,838,054
                                                                                                   ----------------

--------------------------------------------------------------------------------
Flaherty & Crumrine Preferred Income Fund Incorporated
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2005 (UNAUDITED)
------------------------------------------------------



SHARES/$ PAR                                                                                                VALUE
------------                                                                                               -------
CORPORATE DEBT SECURITY -- 0.5%
               UTILITIES -- 0.5%
------------------------------------------------------------------------------------------------------------------------------------
      45,000   Northern States Power Company, 8.00% .............................................  $      1,231,650
-------------------------------------------------------------------------------------------------------------------
               TOTAL CORPORATE DEBT SECURITY
                 (Cost $1,107,375) ..............................................................         1,231,650
                                                                                                   ----------------
COMMON STOCKS AND CONVERTIBLE SECURITIES -- 5.1%
               BANKING -- 0.4%
------------------------------------------------------------------------------------------------------------------------------------
      50,000   New York Community Bancorp, Inc. .................................................           913,750*
-------------------------------------------------------------------------------------------------------------------
                                                                                                            913,750
                                                                                                   ----------------
               INSURANCE -- 0.7%
------------------------------------------------------------------------------------------------------------------------------------
      50,000   UnumProvident Corporation, 8.25% Mandatory Convertible, 05/16/06 .................         1,715,750
-------------------------------------------------------------------------------------------------------------------
                                                                                                          1,715,750
                                                                                                   ----------------
               UTILITIES -- 4.0%
------------------------------------------------------------------------------------------------------------------------------------
     107,500   Duke Energy Corporation ..........................................................         2,905,188*
      88,278   FPL Group, Inc. ..................................................................         7,015,894*
-------------------------------------------------------------------------------------------------------------------
                                                                                                          9,921,082
                                                                                                   ----------------
               TOTAL COMMON STOCKS AND CONVERTIBLE SECURITIES
                 (Cost $11,227,229) .............................................................        12,550,582
                                                                                                   ----------------
OPTION CONTRACTS -- 0.9%
       1,425   June Put Options on June U.S. Treasury Bond Futures, Expiring 05/20/05 ...........         2,317,578+
-------------------------------------------------------------------------------------------------------------------
               TOTAL OPTION CONTRACTS
                 (Cost $1,693,679) ..............................................................         2,317,578
                                                                                                   ----------------

--------------------------------------------------------------------------------
                          Flaherty & Crumrine Preferred Income Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                   FEBRUARY 28, 2005 (UNAUDITED)
                          ------------------------------------------------------



SHARES/$ PAR                                                                                                VALUE
------------                                                                                               -------
MONEY MARKET FUND -- 0.5%
   1,159,750   BlackRock Provident Institutional, TempFund ......................................  $      1,159,750
-------------------------------------------------------------------------------------------------------------------
               TOTAL MONEY MARKET FUND
                 (Cost $1,159,750) ..............................................................         1,159,750
                                                                                                   ----------------

 TOTAL INVESTMENTS (Cost $220,167,561***) .........................................        99.6%        244,097,614
 OTHER ASSETS AND LIABILITIES (NET) ...............................................         0.4%            983,537
                                                                                      ---------    ----------------
 TOTAL NET ASSETS AVAILABLE TO COMMON AND PREFERRED STOCK .........................      100.0%++  $    245,081,151
                                                                                      ---------    ----------------
 MONEY MARKET CUMULATIVE PREFERRED(TM) STOCK (MMP(R)) REDEMPTION VALUE ..........................       (80,000,000)
                                                                                                   ----------------
 TOTAL NET ASSETS AVAILABLE TO COMMON STOCK .....................................................  $    165,081,151
                                                                                                   ================

-----------------------------
     * Securities eligible for the Dividends Received Deduction and distributing Qualified Dividend Income.
    **   Securities distributing Qualified Dividend Income only.
   ***   Aggregate cost of securities held.
  **** Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
   (1)   Foreign Issuer.
     +   Non-income producing.
    ++ The percentage shown for each investment category is the total value of that category as a percentage of net assets available to Common and Preferred Stock.

              ABBREVIATIONS:
  REIT   -- Real Estate Investment Trust
  PFD.   -- Preferred Securities
  PVT.   -- Private Placement Securities
            Capital Securities are treated as debt instruments for financial statement purposes and the amounts shown in the Shares/$ Par column are dollar amounts of par value.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FLAHERTY & CRUMRINE PREFERRED INCOME FUND INCORPORATED
            -------------------------------------------------------

By (Signature and Title)*    /S/ DONALD F. CRUMRINE
                         -------------------------------------------------------
                             Donald F. Crumrine, Director, Chairman of the Board
                             and Chief Executive Officer
                             (principal executive officer)

Date              APRIL 18, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*    /S/ DONALD F. CRUMRINE
                         -------------------------------------------------------
                             Donald F. Crumrine, Director, Chairman of the Board
                             and Chief Executive Officer
                             (principal executive officer)

Date              APRIL 18, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ R. ERIC CHADWICK
                         -------------------------------------------------------
                           R. Eric Chadwick, Chief Financial Officer, Treasurer, Vice President and Secretary
                           (principal financial officer)

Date              APRIL 18, 2005
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.